SIGNIFICANT ACCOUNTING POLICIES (Schedule of Exchange Rates and Linkage Basis) (Details)	Dec. 31, 2017 Points	Dec. 31, 2016 Points	Dec. 31, 2015
Exchange rate of one Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	3.467	3.845
Percentage Increase (Decrease) during the year ended	(9.83%)	(1.46%)	0.33%
Actual CPI [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	113.05	112.6
Percentage Increase (Decrease) during the year ended	0.40%	(0.20%)	(1.00%)
Known CPI [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	112.93	112.6
Percentage Increase (Decrease) during the year ended	0.30%	(0.30%)	(1.10%)